Share-Based Payments - Changes and Holdings of Warrants (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year		2,575,586
Allotted Warrants, end of year	1,279,086		2,575,586
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	1,279,086	2,575,586	2,518,086
Change		(1,296,500)	57,500
Allotted Warrants, end of year	1,279,086	1,279,086	2,575,586
Warrants | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	545,000	914,500	719,500
Change		(369,500)	195,000
Allotted Warrants, end of year	545,000	545,000	914,500
Warrants | Board member Thomas Eklund
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year		111,250	111,250
Change		(111,250)
Allotted Warrants, end of year			111,250
Warrants | Board member Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year		29,500	29,500
Change		(29,500)
Allotted Warrants, end of year			29,500
Warrants | Other executive management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	437,500	834,586	727,086
Change		(397,086)	107,500
Allotted Warrants, end of year	437,500	437,500	834,586
Warrants | Other employees, consultants and external parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	296,586	685,750	930,750
Change		(389,164)	(245,000)
Allotted Warrants, end of year	296,586	296,586	685,750